Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Income Statement [Abstract]
Revenue			$ 18,312,269	$ 149,919
Impairment of other investments			0	(183,466)
Total revenue	$ 10,048,548	$ 590,440	18,312,269	(33,547)
Cost of revenue
Direct service personnel	1,513,839	44,914	2,494,162	0
Direct material costs	4,636,081	338,551	9,297,653	0
Other direct costs	256,363	0	558,387	0
Total cost of revenue	6,406,283	383,465	12,350,202	0
Gross margin	3,642,265	206,975	5,962,067	(33,547)
Operating expenses
General and administrative	2,876,460	497,782	5,728,247	990,284
Total operating expenses	2,876,460	497,782	5,728,247	990,284
Net income (loss) before the undernoted	765,805	(290,807)	233,820	(1,023,831)
Amortization of intangible assets	(233,335)	(8,179)	(448,348)	0
Depreciation of property and equipment	(70,945)	(4,860)	(200,622)	0
Amortization of right-of-use assets	(108,375)	(3,617)	(192,796)	0
Interest expense	(131,849)	(7,244)	(388,065)	0
Foreign exchange gain	244	3,246	16,392	0
Gain on debt settlement	0	15,538	15,538	0
Change in fair value of SDP earn-out consideration	(2,451,600)	0
Change in fair value of contingent consideration	(459,693)	0	5,853,701
Provision for impairment			(5,520,522)	0
Transaction costs including legal, financial, audit, US & Canadian regulatory expenses	(535,446)	(338,675)	(3,842,734)	(1,643,592)
Net loss before taxes	(3,225,194)	(634,598)	(4,473,636)	(2,667,423)
Current income tax expense	0	0	(12,022)	0
Deferred income tax recovery	58,980	0	113,639	0
Net loss	(3,166,214)	(634,598)	(4,372,019)	(2,667,423)
Other comprehensive loss
Foreign currency translation gain (loss)	(377,287)	(312,125)	63,041	(430,428)
Comprehensive loss	$ (3,543,501)	$ (946,723)	$ (4,308,978)	$ (3,097,851)
Net loss per share
Basic and diluted	$ (0.06)	$ (0.02)	$ (0.1)	$ (0.08)
Weighted average number of common stock outstanding (in shares)	54,029,902	34,995,692	43,627,051	33,795,132